Derivative financial instruments - Power Purchase Agreements - Unrealized and realized gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Unrealized gain (loss) recognized in other comprehensive loss	$ (5,785)	$ (3,471)	$ 2,245
Reclassification adjustments on cash flow hedges, net of tax	$ (1,105)	$ 1,007	$ 83